Taxes (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule income tax (benefit) provision
	For the six months ended June 30,
	2022	2021
Current
Cayman Islands	$-	$-
BVI	-	-
Hong Kong	-	-
China	168,387	144,616
Deferred		-
Cayman Islands	-	-
BVI	-	-
Hong Kong	-	-
China	837,870	(691,973)
Total	$1,006,257	$(547,357)

Schedule of ncome before income taxes and the actual provision of income taxes
	For the six months ended June 30,
	2022	2021

Loss before income taxes	$(6,360,230)	$(1,988,769)
PRC EIT rate	25%	25%
Income taxes computed at statutory EIT rate	$(1,590,058)	$(497,192)
Reconciling items:
Effect of tax holiday and preferential tax rate	1,080,461	112,561
Change in valuation allowance	1,528,595	-
Effect of non-deductible expense	514	2,638
Super deduction of qualified R&D expenditures	(13,255)	(165,364)
Income tax expense (benefit)	$1,006,257	$(547,357)
Effective tax rate	(16)%	28%

Schedule of deferred tax assets
	As of June 30, 2022	As of December 31, 2021
Net operating loss carry forwards	$1,550,389	$978,216
Provision for doubtful debts	1,286,281	1,092,140
Deferred tax assets, gross	2,836,670	2,070,356
Less: Valuation allowance	(2,836,670)	(1,218,319)
Deferred tax assets, net	$-	$852,037